CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Owned unit net revenues	$ 29,136,159	$ 44,261,251	$ 56,429,452	$ 43,655,381	$ 38,477,190
Management and incentive fee revenue	5,585,556	2,417,718	3,691,270	2,436,280	184,483
Total revenue	34,721,715	46,678,969	60,120,722	46,091,661	38,661,673
Owned operating expenses:
Food and beverage costs	7,493,088	11,151,438	14,262,858	10,512,404	8,872,617
Unit operating expenses	18,623,761	26,888,586	32,605,580	26,869,933	23,278,005
General and administrative	3,999,729	1,520,383	2,207,600	1,859,713	982,354
Depreciation and amortization	1,329,243	1,525,541	7,363,294	1,742,726	2,504,534
Management and royalty fees	119,629	290,919	340,603	391,289	425,663
Pre-opening expenses	211,330	126,418	139,541	1,182,387	797,363
(Income) loss on equity method investments	(563,583)	389,053	77,361	95,202
Interest expense, net of interest income	614,642	401,201	688,564	404,410	466,540
Loss on abandoned projects				894	42,244
Other expense (income)	271,447	(4,940,451)	(4,811,246)	81,790	(374,485)
Total costs and expenses	32,099,286	37,353,088	52,874,155	43,140,748	36,994,835
Income from continuing operations before provision for income taxes	2,622,429	9,325,881	7,246,567	2,950,913	1,666,838
Provision for income taxes	155,538	19,037	13,802	196,233	120,860
Income from continuing operations	2,466,891	9,306,844	7,232,765	2,754,680	1,545,978
Loss from discontinued operations, net of taxes	5,163,420	2,437,014	10,024,879	887,681	824,604
Net (loss) income	(2,696,529)	6,869,830	(2,792,114)	1,866,999	721,374
Less: net (loss) income attributable to noncontrolling interest	(69,198)	3,694,414	(446,046)	864,026	798,730
Net (loss) income attributable to THE ONE GROUP	(2,627,331)	3,175,416	(2,346,068)	1,002,973	(77,356)
Other comprehensive income (loss)
Currency translation adjustment	105,711	(6,074)	(12,092)
Comprehensive (loss) income	$ (2,521,620)	$ 3,169,342	$ (2,358,160)	$ 1,002,973	$ (77,356)